Capital Appreciation Fund (Prospectus Summary) | Capital Appreciation Fund
CAPITAL APPRECIATION FUND
Investment Objective
The Fund seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S.

companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Fund is offered. Please see your

Variable Contract prospectus for more details on the separate account fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital Appreciation Fund
Management Fees		0.55%
Other Expenses		0.48%
Total Annual Fund Operating Expenses		1.03%
Expense Reimbursement		0.18%
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.85%
[1]	The adviser has contractually agreed to reimburse the expenses of the Fund until December 31, 2012, so that the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. This agreement will be renewed annually for one-year terms unless terminated by the Board of Trustees prior to any such renewal.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers remain in place only for the period ending December 31, 2012. The Example does not reflect charges imposed by the

Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Capital Appreciation Fund	87	310	551	1,243

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests in the following types of equity securities of U.S. issuers:

common stocks, rights and warrants, securities convertible into or exchangeable for common stocks, and depositary receipts relating to equity securities.

The sub-adviser seeks to identify growth opportunities for the Fund. The sub-adviser looks for sectors and companies that it believes will outperform the overall market. The sub-adviser also looks for themes or patterns that it generally associates with growth companies, such as: significant fundamental changes, including changes in senior management; generation of a large free cash flow; proprietary products and services; and company share buyback programs. The sub-adviser selects growth companies whose stocks appear to be available at a reasonable price relative to projected growth.

The Fund may invest up to 20% of total assets in the equity securities of foreign issuers.

The Fund may engage in active and frequent trading of portfolio securities in an effort to achieve its investment objective.

The Fund may invest in the securities of issuers of any market capitalization.

Principal Risks of Investing in the Fund
There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund,

there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary of the principal risks of investing in the Fund.

Active Management Risk: The investment style or strategy used by the Fund may fail to produce the intended result. The sub-adviser's assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.

Active Trading Risk: High portfolio turnover rates that are associated with active trading may result in higher transaction costs, which can adversely affect the Fund's performance. Active trading tends to be more pronounced during periods of increased market volatility.

Foreign Investment Risk: Investment in foreign securities involves risks due to several factors, such as illiquidity, the lack of public information, changes in the exchange rates between foreign currencies and the U.S. dollar, unfavorable political and legal developments, or economic and financial instability. Foreign companies are not subject to the U.S. accounting and financial reporting standards and may have riskier settlement procedures. U.S. investments that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. companies that have significant foreign operations may be subject to foreign investment risk.

Large Capitalization Company Risk: Investing primarily in large capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Large-cap companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies.

Market Risk: The Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings or due to adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The price of individual securities may fluctuate,

sometimes dramatically, from day to day. The prices of stocks and other equity securities tend to be more volatile than those of fixed-income securities.

Small and Medium Capitalization Company Risk: The Securities of small- and mid-cap companies are usually more volatile and entail greater risks than securities of large companies.

Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and comparing the Fund's average annual returns to those of the

Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected,

returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.

The Boston Company Asset Management, LLC ("The Boston Company") assumed sub-advisory duties on December 5, 2011. From August 28, 2006 to December 2,

2011, Bridgeway Capital Management, Inc. served as sub-adviser to the Fund. From

January 1, 2002 to August 28, 2006, the Fund was sub-advised by Credit Suisse Asset

Management, LLC. Prior to January 1, 2002, the Fund was sub-advised by Goldman

Sachs Asset Management.

During the periods shown in the bar chart below, the highest return for a quarter was 13.98% (quarter ending June 30, 2003) and the lowest return for a quarter was -25.65% (quarter ending December 31, 2008). For the year-to-date through September 30, 2011, the Fund's return was -11.40%.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Capital Appreciation Fund	Fund	14.35%	1.36%	(1.87%)
Capital Appreciation Fund Russell 1000® Growth Index	Russell 1000® Growth Index	16.71%	3.75%	0.02%